Commitment (Tables)	12 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease commitment
Office Rental	For the year ended March 31,
2023	$78,936
2024	78,936
2025	78,936
2026	78,936
2027	78,936
Thereafter	59,202
Total	$453,882